Concentrations	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Concentrations [Abstract]
CONCENTRATIONS

NOTE 6 – CONCENTRATIONS

Customer concentration

For the three months ended March 31, 2025 and 2024, one licensee accounted for 100% total revenues from customer license fees.

Vendor concentrations

For the three months ended March 31, 2025 and 2024, one licensor accounted for 100% of the Company’s vendor license agreements (see Note 7) related to the Company’s biopharmaceutical operations.

NOTE 7 – CONCENTRATIONS

Customer concentration

For the years ended December 31, 2024 and 2023, one licensee accounted for 100% total revenues from customer license fees.

Vendor concentrations

For the years ended December 31, 2024 and 2023, one licensor accounted for 100% of the Company’s vendor license agreements (see below) related to the Company’s biopharmaceutical operations.